24. SHARE BASED PAYMENT (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) shares
Restricted Stock Plan Due August 31, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	08.31.17
Shares granted	716,846
Outstanding shares	706,820
Fair value of the shares | R$	R$ 41,850
Restricted Stock Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted	716,846
Outstanding shares	706,820